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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2010



Check here if Amendment [ ]; Amendment Number:_____________________



This Amendment (Check only one):

[ ] is a restatement.

[ ] adds new holdings entries.



Institutional Investment Manager Filing this report:

Name: John Hancock Life Insurance Company (U.S.A.)

Address: P.O. Box 111, John Hancock Place

Boston, MA 02117



13F File Number: 28-03983



The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person signing this report on behalf of reporting manager:



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Name: Tina M. Marks

Title: Reconciliation Manager

Phone: 617-572-1662

Signature, Place, and Date of Signing:



/s/Tina M. Marks  197 Clarendon St. Boston, MA 02117 May 12 2010

Signature           Place                            Date

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Report Type (Check only One):

[ ] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[x] 13F COMBINATION REPORT



List of other managers reporting for this manager:



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

    Form 13F File Number Name

    28-03222             MFC Global Investment Management (U.S.), LLC

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                              FORM 13F SUMMARY PAGE



Report Summary:



Number of other included managers:      2



Form 13F information table entry total: 9



Form 13F information table value total: 50,009,112



List of other included managers:



No. Form 13F File Number Name



1   028-11519           Manulife Financial Corporation

2   028-04428           The Manufacturers Life Insurance Company



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

John Hancock Life Insurance Company, USA

March 31, 2010

Item 1                              Item 2 Item 3      Item 4      Item 5       Item 6                Item 7           Item 8

                                                       Fair Market Principal or Investment Discretion  Mngr  Voting Authority-Shares

Name of Issuer                      Class  Cusip       Value       # of Shares  Shrd/Aff Shrd/Oth Sole        Sole      Shrd   None

AMR Corp                            common 001765 10 6     575,388       63,160    X                    1       63,160

Allied Healthcare International Inc common 01923A 10 9   1,940,577      716,080    X                    1      716,080

Delta Airlines Inc                  common 247361 70 2  23,988,472    1,643,046    X                    1    1,643,046

Enerplus Resources Fund             common 29274D 60 4   7,208,746      304,552    X                    1      304,552

MetroPCS Communications Inc         common 591708 10 2   4,625,477      654,240    X                    1      654,240

Navistar Int Corp                   common 63934E 10 8   1,431,546       31,997    X                    1       31,997

Portland General Electric Co        common 736508 84 7   3,785,657      195,945    X                    1      195,945

RSC Holdings                        common 74972L 10 2   1,611,537      202,709    X                    1      202,709

UAL Corp                            common 902549 80 7   4,841,714      247,658    X                    1      247,658

TOTALS                                                  50,009,112    4,059,387                              4,059,387    0

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